Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			136 Months Ended	145 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Tranches	Sep. 30, 2012	Dec. 31, 2012 Tranches	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2012	Sep. 30, 2013	Jul. 31, 2012	Sep. 30, 2013 Skin Care [Member]	Sep. 30, 2012 Skin Care [Member]	Sep. 30, 2013 Skin Care [Member]	Sep. 30, 2012 Skin Care [Member]	Dec. 31, 2012 Skin Care [Member]	Dec. 31, 2011 Skin Care [Member]	Jul. 31, 2012 Sales [Member] Skin Care [Member]	Sep. 30, 2013 Sales [Member] Skin Care [Member] Major customer 1 [Member]	Sep. 30, 2012 Sales [Member] Skin Care [Member] Major customer 1 [Member]	Sep. 30, 2013 Sales [Member] Skin Care [Member] Major customer 1 [Member]	Sep. 30, 2012 Sales [Member] Skin Care [Member] Major customer 1 [Member]	Dec. 31, 2012 Sales [Member] Skin Care [Member] Major customer 1 [Member]	Dec. 31, 2011 Sales [Member] Skin Care [Member] Major customer 1 [Member]	Sep. 30, 2013 Sales [Member] Skin Care [Member] Major customer 2 [Member]	Sep. 30, 2012 Sales [Member] Skin Care [Member] Major customer 2 [Member]	Sep. 30, 2013 Sales [Member] Skin Care [Member] Major customer 2 [Member]	Sep. 30, 2012 Sales [Member] Skin Care [Member] Major customer 2 [Member]	Dec. 31, 2012 Sales [Member] Skin Care [Member] Another Major Customer [Member]	Dec. 31, 2012 Sales [Member] Skin Care [Member] Other major customer [Member]	Sep. 30, 2013 Oceanside [Member] sqft	Dec. 31, 2012 Oceanside [Member] sqft	Sep. 30, 2013 Frederick [Member]	Dec. 31, 2012 Frederick [Member]	Sep. 30, 2013 Priestly Drive [Member] sqft	Dec. 31, 2012 Priestly Drive [Member] sqft	Dec. 31, 2012 Walkersville [Member] sqft
Commitments And Contingencies [Line Items]
Square feet of leased office and laboratory																														8,215	8,215			4,653	4,653	3,240
Current base rent					$ 9,289			$ 9,289																						$ 8,588	$ 8,338	$ 11,644	$ 11,306	$ 11,492	$ 9,018
Expiry of Lease																														Aug. 31, 2016		Dec. 31, 2015	Dec. 31, 2015	Feb. 29, 2016	Feb. 29, 2016
Percentage of increase in monthly base rent																														3.00%	3.00%			3.00%	3.00%
Expiry of lease additional																																5 years	5 years	5 years	5 years
Initial monthly base rent																																		5,118	5,118
Percentage of net profits generated from the proprietary mailings			40.00%
Percentage of net revenues for Direct Sales generated from the proprietary mailings			20.00%		20.00%
Percentage of net revenues for Referral Sales			10.00%		10.00%
Termination of the agreement			30 days		30 days
Tranches of common stock			2		2
Common stock warrants to be issued for the benefit of the third party marketing organization			100,000		100,000
Strike prices, tranche one			$ 1.50		$ 1.50
Strike prices, tranche two			$ 2.00		$ 2.00
Warrant term			5 years		5 years
Percentage of revenue																	18.00%	24.00%	17.00%	18.00%	15.00%	13.00%	13.00%	13.00%	13.00%	12.00%	10.00%	11.00%	10.00%
Percentage on net revenue derived from referral sales										9.00%
Warrants issued for services	0	36,000	0	73,000	73,000	75,000	(638,000)	370,000	370,000
Marketing expenses	$ 632,000	$ 477,000	$ 1,823,000	$ 1,521,000	$ 2,065,000	$ 1,475,000		$ 5,939,000	$ 7,762,000		$ 18,000	$ 32,000	$ 61,000	$ 117,000	$ 149,000	$ 430,000
Expiry of lease																															2016-08					2011-03
Commission percentage on direct sale					25.00%